Schedule of Investments
March 31, 2023 (unaudited)
NorthQuest Capital Fund, Inc.

	Shares or Principal
Security Description		Fair Value ($)(1)

Common Stocks - 97.66%

Communication Equipment - 2.81%
Zebra Technologies Corp. Class A (2)	600	190,800

Crude Petroleum & Natural Gas - 3.72%
EOG Resources, Inc.	2,200	252,186

Electronic Computers - 5.84%
Apple, Inc.	2,400	395,760

Farm Machinery & Equipment - 4.27%
Deere & Co.	700	289,016

Hospital & Medical Service Plans - 4.19%
UnitedHealth Group, Inc.	600	283,554

Insurance Agents, Brokers & Services - 5.37%
Arthur J. Gallagher & Co.	1,900	363,489

Motor Vehicles & Passenger Car Bodies- 1.62%
Paccar, Inc.	1,500	109,800

Pharmaceutical Preparations - 3.68%
Zoetis, Inc. Class A	1,500	249,660

Plastics Foam Products - 1.24%
Advanced Drainage Systems, Inc.	1,000	84,210

Railroads, Line-Haul Operating - 2.97%
Union Pacific Corp.	1,000	201,260

Retail-Auto & Home Supply Stores - 5.01%
O'Reilly Automotive, Inc. (2)	400	339,592

Retail-Building Materials, Hardware, Garden Supply - 6.76%
Tractor Supply Co.	800	188,032
The Sherwin-Williams Co.	1,200	269,724
		457,756

Retail-Lumber & Other Building Materials Dealers - 4.36%
Home Depot, Inc.	1,000	295,120

Security & Commodity Brokers, Dealers, Exchanges & Services - 3.39%
Intercontinental Exchange, Inc.	2,200	229,438

Semiconductors & Related Devices - 5.17%
Monolithic Power Systems, Inc.	700	350,378

Services-Business Services - 4.83%
Mastercard, Inc. Class A	900	327,069

Services-Computer Processing & Data Preparations - 3.38%
Alphabet, Inc. Class C (2)	2,200	228,800

Services-Consumer Credit Reporting, Collection Agencies - 4.07%
S&P Global, Inc.	800	275,816

Servies-Prepackaged Software - 8.20%
Intuit, Inc.	600	267,498
Microsoft Corp.	1,000	288,300
		555,798

Software-Infrastructure - 5.40%
Fortinet, Inc. (2)	5,500	365,530

Specialty Industry Machinery - 3.13%
Lam Research Corp.	400	212,048

Surgical & Medical Instruments- 4.21%
Stryker Corp.	1,000	285,470

Wholesale-Misc Durable Goods- 4.04%
Pool Corp.	800	273,952

Total Common Stocks	(Cost $ 3,912,808)	6,616,502

Short-Term Invesments - 2.39%

Huntington Conservative Deposit Account, % (3)	161,672	161,672

Total Short Term Investments	(Cost $ 161,672)	161,672

Total Investments - 100.05%	(Cost $ 4,074,480)	6,778,174

Liabilities in Excess of Other Assets - (0.05%)		(3,061)

Total Net Assets - 100.00%		6,775,113

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$6,778,174	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$6,778,174	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at March 31, 2023